CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 2	$ 30	$ 54	$ 66,711	$ (81,268)	$ 0	$ 0	$ (14,471)
Stock options issued to officers, directors and employees				2,066				2,066
Common Stock issued for services				54				54
Convertible Notes and accrued interest converted to Common Stock (1,802,445 shares at $0.24 per share)			1	432				433
Convertible debt and accrued interest converted to Series B Convertible Preferred Stock (791,668 shares at $2.40 per share) (Note 1)		8		6,898				6,906
Series B Convertible Preferred Stock and warrants issued for cash, net of issuance costs of $375 (2,083,334 shares at $2.40 per share)		21		4,604				4,625
Series B Convertible Preferred Stock and warrants issued for settlement with Convertible note holders (55,554 shares at $2.40 per share)		1		533				534
Derecognition of beneficial conversion features on extinguished debt				3,053				3,053
Purchase of treasury stock (50,000 shares at $0.35 per share)						(18)		(18)
Net Loss					(14,856)			(14,856)
Balance at Dec. 31, 2010	2	60	55	84,351	(96,124)	(18)	0	(11,674)
Stock options issued to officers, directors and employees				1,002				1,002
Common Stock issued for services			1	113				114
Derecognition of beneficial conversion features on extinguished debt				(2,003)				(2,003)
Conversion of Series B Convertible Stock (118,518 shares) to Common Stock (1,185,180 shares)		(1)	1					0
Conversion and tender of convertible debt and accrued interest to Series B Convertible Preferred Stock and warrants		58		14,080				14,138
Exercise of Common Stock purchase warrants for cash, net of issuance costs of $196 (27,700,000 shares at $0.095 per share)			28	2,408				2,436
Issuance of Common Stock purchase warrants				4,879				4,879
Repricing of warrants				1,799				1,799
Reclassification of derivative liabilities to equity				2,037				2,037
Debt discount recognized upon issuance of convertible debt				61				61
Contributions to joint venture on behalf of noncontrolling interest							(63)	(63)
Net Loss					(17,386)		57	(17,329)
Balance at Dec. 31, 2011	$ 2	$ 117	$ 85	$ 108,727	$ (113,510)	$ (18)	$ (6)	$ (4,603)